SEGMENTED INFORMATION (Tables)	12 Months Ended
Sep. 30, 2013
Segmented Information Tables
Summary of revenues and non-operating revenues
	Years ended September 30,
Revenue Stream	2013	2012	2011

Disposal of Indaflex rights (Mexico)	$760,329	$166,803	$158,166
Consulting Fees (North America)	-	-	25,337
Gross Operating Revenue	760,329	166,803	183,503

Other non-operating revenue:
Forgo Salary	106,377	117,300	-
Gain from disposal of fixed assets	-	67,077	-
Legal Settlement	-	59,949	-
Interest Income	2,704	683	-

Total Revenues and Non-Operating Revenues	$869,410	$411,812	$183,503

Summary of long lived assets
	Years ended September 30,
Long Lived Assets	2013	2012	2011
North America	$-	$-	$9,790
Asia	20,518	-	-
Total Long Lived Assets	$20,518	$-	$9,790